Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Investment Trust
Entity Central Index Key	0000880366
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - High Yield Fund
Class Name	Class A
Trading Symbol	BGHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - High Yield Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$88	0.86%
[1]
Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of BrandywineGLOBAL - High Yield Fund returned 5.16%. The Fund compares its performance to the ICE  BofA U.S. High Yield Index, which returned 8.50% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Select telecom exposures contributed meaningfully—particularly in satellite and select services—as adoption broadened. Improving confidence in the durability of demand and cash flows, driven by greater commercial and enterprise uptake beyond legacy use cases, increased revenue visibility for several issuers, reduced perceived business-risk premia, and supported spread tightening.

↑
Financial services holdings were additive, supported by resilient fundamentals in select insurers and specialty finance issuers. Stable earnings, strong capital metrics, and prudent balance-sheet management helped sustain credit quality despite swings in rates, growth expectations, and market volatility.

Top detractors from performance:
↓
Selection within high yield retail was the primary detractor, led by Saks and QVC. Saks sold off sharply as liquidity and refinancing concerns intensified amid worsening year-over-year trends; a summer liability-management transaction provided limited relief, and bankruptcy risk rose following a missed December interest payment. QVC also weakened due to persistent secular and execution headwinds, elevated leverage, and reduced financial flexibility.

↓
Metals and mining detracted, driven in particular by Coronado, where spread widening reflected the sector’s cyclicality, commodity-driven earnings sensitivity, and renewed scrutiny of leverage and refinancing risk. Although prices recovered from their lows, the Fund trimmed exposure earlier in the year to reduce risk, crystallizing losses.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	5.16	4.61	7.57
Class A (with sales charge)	1.23	3.88	7.18
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
ICE BofA U.S. High Yield Index	8.50	4.50	6.45

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,559,149,023
Holdings Count | $ / shares	213
Advisory Fees Paid, Amount	$ 17,095,895
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$3,559,149,023
Total Number of Portfolio Holdings	213
Total Management Fee Paid	$17,095,895
Portfolio Turnover Rate	90%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective July 31, 2025, the portfolio managers are Jack Parker and William Zox.
This is a summary of a change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - High Yield Fund
Class Name	Class C
Trading Symbol	BGHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - High Yield Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$165	1.61%
[3]
Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of BrandywineGLOBAL - High Yield Fund returned 4.38%. The Fund compares its performance to the ICE  BofA U.S. High Yield Index, which returned 8.50% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Select telecom exposures contributed meaningfully—particularly in satellite and select services—as adoption broadened. Improving confidence in the durability of demand and cash flows, driven by greater commercial and enterprise uptake beyond legacy use cases, increased revenue visibility for several issuers, reduced perceived business-risk premia, and supported spread tightening.

↑
Financial services holdings were additive, supported by resilient fundamentals in select insurers and specialty finance issuers. Stable earnings, strong capital metrics, and prudent balance-sheet management helped sustain credit quality despite swings in rates, growth expectations, and market volatility.

Top detractors from performance:
↓
Selection within high yield retail was the primary detractor, led by Saks and QVC. Saks sold off sharply as liquidity and refinancing concerns intensified amid worsening year-over-year trends; a summer liability-management transaction provided limited relief, and bankruptcy risk rose following a missed December interest payment. QVC also weakened due to persistent secular and execution headwinds, elevated leverage, and reduced financial flexibility.

↓
Metals and mining detracted, driven in particular by Coronado, where spread widening reflected the sector’s cyclicality, commodity-driven earnings sensitivity, and renewed scrutiny of leverage and refinancing risk. Although prices recovered from their lows, the Fund trimmed exposure earlier in the year to reduce risk, crystallizing losses.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	Since Inception (8/2/2021)
Class C	4.38	3.50
Class C (with sales charge)	3.40	3.50
Bloomberg U.S. Aggregate Index	7.30	-0.35
ICE BofA U.S. High Yield Index	8.50	4.16

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,559,149,023
Holdings Count | $ / shares	213
Advisory Fees Paid, Amount	$ 17,095,895
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$3,559,149,023
Total Number of Portfolio Holdings	213
Total Management Fee Paid	$17,095,895
Portfolio Turnover Rate	90%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective July 31, 2025, the portfolio managers are Jack Parker and William Zox.
This is a summary of a change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - High Yield Fund
Class Name	Class I
Trading Symbol	BGHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - High Yield Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$67	0.65%
[5]
Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class I shares of BrandywineGLOBAL - High Yield Fund returned 5.49%. The Fund compares its performance to the ICE  BofA U.S. High Yield Index, which returned 8.50% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Select telecom exposures contributed meaningfully—particularly in satellite and select services—as adoption broadened. Improving confidence in the durability of demand and cash flows, driven by greater commercial and enterprise uptake beyond legacy use cases, increased revenue visibility for several issuers, reduced perceived business-risk premia, and supported spread tightening.

↑
Financial services holdings were additive, supported by resilient fundamentals in select insurers and specialty finance issuers. Stable earnings, strong capital metrics, and prudent balance-sheet management helped sustain credit quality despite swings in rates, growth expectations, and market volatility.

Top detractors from performance:
↓
Selection within high yield retail was the primary detractor, led by Saks and QVC. Saks sold off sharply as liquidity and refinancing concerns intensified amid worsening year-over-year trends; a summer liability-management transaction provided limited relief, and bankruptcy risk rose following a missed December interest payment. QVC also weakened due to persistent secular and execution headwinds, elevated leverage, and reduced financial flexibility.

↓
Metals and mining detracted, driven in particular by Coronado, where spread widening reflected the sector’s cyclicality, commodity-driven earnings sensitivity, and renewed scrutiny of leverage and refinancing risk. Although prices recovered from their lows, the Fund trimmed exposure earlier in the year to reduce risk, crystallizing losses.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class I	5.49	4.90	7.86
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
ICE BofA U.S. High Yield Index	8.50	4.50	6.45

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,559,149,023
Holdings Count | $ / shares	213
Advisory Fees Paid, Amount	$ 17,095,895
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$3,559,149,023
Total Number of Portfolio Holdings	213
Total Management Fee Paid	$17,095,895
Portfolio Turnover Rate	90%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective July 31, 2025, the portfolio managers are Jack Parker and William Zox.
This is a summary of a change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - High Yield Fund
Class Name	Class IS
Trading Symbol	BGHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - High Yield Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$54	0.53%
[7]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IS shares of BrandywineGLOBAL - High Yield Fund returned 5.51%. The Fund compares its performance to the ICE  BofA U.S. High Yield Index, which returned 8.50% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Select telecom exposures contributed meaningfully—particularly in satellite and select services—as adoption broadened. Improving confidence in the durability of demand and cash flows, driven by greater commercial and enterprise uptake beyond legacy use cases, increased revenue visibility for several issuers, reduced perceived business-risk premia, and supported spread tightening.

↑
Financial services holdings were additive, supported by resilient fundamentals in select insurers and specialty finance issuers. Stable earnings, strong capital metrics, and prudent balance-sheet management helped sustain credit quality despite swings in rates, growth expectations, and market volatility.

Top detractors from performance:
↓
Selection within high yield retail was the primary detractor, led by Saks and QVC. Saks sold off sharply as liquidity and refinancing concerns intensified amid worsening year-over-year trends; a summer liability-management transaction provided limited relief, and bankruptcy risk rose following a missed December interest payment. QVC also weakened due to persistent secular and execution headwinds, elevated leverage, and reduced financial flexibility.

↓
Metals and mining detracted, driven in particular by Coronado, where spread widening reflected the sector’s cyclicality, commodity-driven earnings sensitivity, and renewed scrutiny of leverage and refinancing risk. Although prices recovered from their lows, the Fund trimmed exposure earlier in the year to reduce risk, crystallizing losses.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IS	5.51	4.99	7.99
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
ICE BofA U.S. High Yield Index	8.50	4.50	6.45

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,559,149,023
Holdings Count | $ / shares	213
Advisory Fees Paid, Amount	$ 17,095,895
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$3,559,149,023
Total Number of Portfolio Holdings	213
Total Management Fee Paid	$17,095,895
Portfolio Turnover Rate	90%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[8]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective July 31, 2025, the portfolio managers are Jack Parker and William Zox.
This is a summary of a change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.